UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
           (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders is filed herewith.

================================================================================
                                  SMITH BARNEY
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
================================================================================

         SPECIAL DISCIPLINE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................   17

Statement of Operations ...................................................   18

Statements of Changes in Net Assets .......................................   19

Notes to Financial Statements .............................................   20

Financial Highlights ......................................................   25

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerkin


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003


1   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
COMMON STOCK -- 97.3%
Aerospace and Defense -- 1.7%
    39,611   Boeing Co.                                               $1,359,450
     9,492   General Dynamics Corp.                                      688,170
     5,623   Goodrich Corp.                                              118,083
    40,377   Honeywell International Inc.                              1,084,122
    21,497   Lockheed Martin Corp.                                     1,022,612
     8,584   Northrop Grumman Corp.                                      740,713
    19,093   Raytheon Co.                                                627,014
     8,506   Rockwell Collins, Inc.                                      209,503
    22,144   United Technologies Corp.                                 1,568,460
--------------------------------------------------------------------------------
                                                                       7,418,127
--------------------------------------------------------------------------------
Air Freight and Couriers -- 1.0%
    14,072   FedEx Corp.                                                 872,886
     2,895   Ryder Systems, Inc.                                          74,170
    52,952   United Parcel Service, Inc., Class B Shares               3,373,042
--------------------------------------------------------------------------------
                                                                       4,320,098
--------------------------------------------------------------------------------
Airlines -- 0.2%
     5,799   Delta Air Lines, Inc.                                        85,129
    36,560   Southwest Airlines Co.                                      628,832
--------------------------------------------------------------------------------
                                                                         713,961
--------------------------------------------------------------------------------
Auto Components -- 0.2%
     3,487   Cooper Tire & Rubber Co.                                     61,336
     7,097   Dana Corp.                                                   82,041
    26,549   Delphi Corp.                                                229,118
     8,063   The Goodyear Tire & Rubber Co.                               42,331
     4,194   Johnson Controls, Inc.                                      359,006
     6,173   Visteon Corp.                                                42,409
--------------------------------------------------------------------------------
                                                                         816,241
--------------------------------------------------------------------------------
Automobiles -- 0.6%
    86,635   Ford Motor Co.                                              952,119
    26,428   General Motors Corp.                                        951,408
    14,236   Harley-Davidson, Inc.                                       567,447
--------------------------------------------------------------------------------
                                                                       2,470,974
--------------------------------------------------------------------------------
Banks -- 7.2%
    16,835   AmSouth Bancorp.                                            367,676
    70,834   Bank of America Corp.                                     5,598,011
    36,102   The Bank of New York Co., Inc.                            1,037,932
    54,901   Bank One Corp.                                            2,041,219
    22,167   BB&T Corp.                                                  760,328
    10,586   Charter One Financial, Inc.                                 330,071
     8,234   Comerica, Inc.                                              382,881
    27,248   Fifth Third Bancorp                                       1,562,400

                       See Notes to Financial Statements


2   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Banks -- 7.2% (continued)
     5,874   First Tennessee National Corp.                         $    257,927
    49,456   FleetBoston Financial Corp.                               1,469,338
     7,213   Golden West Financial Corp.                                 577,112
    11,104   Huntington Bancshares Inc.                                  216,750
    20,025   KeyCorp                                                     506,032
    10,356   Marshall & Ilsley Corp.                                     316,686
    20,355   Mellon Financial Corp.                                      564,851
    28,795   National City Corp.                                         941,884
     7,556   North Fork Bancorp., Inc.                                   257,357
    10,407   Northern Trust Corp.                                        434,909
    13,400   PNC Financial Services Group                                654,054
    10,395   Regions Financial Corp.                                     351,143
    16,238   SouthTrust Corp.                                            441,674
    13,343   SunTrust Banks, Inc.                                        791,774
    14,402   Synovus Financial Corp.                                     309,643
    90,292   U.S. Bancorp                                              2,212,154
     9,394   Union Planters Corp.                                        291,496
    64,082   Wachovia Corp.                                            2,560,717
    44,644   Washington Mutual, Inc.                                   1,843,797
    79,776   Wells Fargo & Co.                                         4,020,710
     4,269   Zion Bancorporation                                         216,054
--------------------------------------------------------------------------------
                                                                      31,316,580
--------------------------------------------------------------------------------
Beverages -- 2.8%
     1,690   Adolph Coors Co., Class B Shares                             82,776
    40,385   Anheuser-Busch Co., Inc.                                  2,061,654
     2,835   Brown-Forman Corp., Class B Shares                          222,888
   116,894   The Coca-Cola Co.                                         5,425,051
    21,183   Coca-Cola Enterprises Inc.                                  384,471
    13,280   The Pepsi Bottling Group, Inc.                              265,866
    81,371   PepsiCo, Inc.                                             3,621,010
--------------------------------------------------------------------------------
                                                                      12,063,716
--------------------------------------------------------------------------------
Biotechnology -- 1.3%
    60,665   Amgen Inc.+                                               4,030,583
     7,051   Biogen, Inc.+                                               267,938
     8,841   Chiron Corp.+                                               386,529
    10,153   Genzyme Corp. -- General Division+                          424,395
    11,829   MedImmune, Inc.+                                            430,221
--------------------------------------------------------------------------------
                                                                       5,539,666
--------------------------------------------------------------------------------
Building Products -- 0.2%
     3,427   American Standard Cos. Inc.+                                253,358
     2,884   Crane Co.                                                    65,265
    23,128   Masco Corp.                                                 551,603
--------------------------------------------------------------------------------
                                                                         870,226
--------------------------------------------------------------------------------

                       See Notes to Financial Statements


3   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Chemicals -- 1.4%
    10,737   Air Products and Chemicals, Inc.                       $    446,659
    42,994   The Dow Chemical Co.                                      1,331,094
    46,922   E.I. du Pont de Nemours & Co.                             1,953,832
     3,611   Eastman Chemical Co.                                        114,360
    12,254   Ecolab, Inc.                                                313,702
     6,011   Engelhard Corp.                                             148,892
     2,349   Great Lakes Chemical Corp.                                   47,920
     5,102   Hercules, Inc.+                                              50,510
     4,466   International Flavors & Fragrances Inc.                     142,599
    12,263   Monsanto Co.                                                265,371
     8,013   PPG Industries, Inc.                                        406,580
     7,610   Praxair, Inc.                                               457,361
    10,374   Rohm & Hass Co.                                             321,905
     3,416   Sigma Aldrich Corp.                                         185,079
--------------------------------------------------------------------------------
                                                                       6,185,864
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 1.9%
     9,869   Allied Waste Industries, Inc.+                               99,183
     8,218   Apollo Group, Inc.                                          507,544
    28,234   Automatic Data Processing Inc.                              956,003
     5,144   Avery Dennison Corp.                                        258,229
    48,655   Cendant Corp.+                                              891,360
     8,016   Cintas Corp.                                                284,087
    23,908   Concord EFS, Inc.+                                          351,926
     8,093   Convergys Corp.+                                            129,488
     2,678   Deluxe Corp.                                                119,974
     6,789   Equifax, Inc.                                               176,514
    35,441   First Data Corp.                                          1,468,675
     9,071   Fiserv, Inc.+                                               323,018
     8,389   H&R Block, Inc.                                             362,824
     5,208   Monster Worldwide Inc.+                                     102,754
    17,669   Paychex, Inc.                                               517,878
    11,146   Pitney Bowes, Inc.                                          428,118
     5,302   R.R. Donnelley & Sons Co.                                   138,594
     8,079   Robert Half International Inc.+                             153,016
     6,747   Sabre Holdings Corp.+                                       166,314
    28,110   Waste Management, Inc.                                      677,170
--------------------------------------------------------------------------------
                                                                       8,112,669
--------------------------------------------------------------------------------
Communications Equipment -- 2.2%
    37,597   ADC Telecommunications, Inc.+                                87,526
     4,720   Andrew Corp.+                                                43,424
    17,756   Avaya Inc.+                                                 114,704
    20,557   CIENA Corp.+                                                106,691
   335,176   Cisco Systems, Inc.+                                      5,594,087
     8,763   Comverse Technology, Inc.+                                  131,708

                       See Notes to Financial Statements


4   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Communications Equipment -- 2.2% (continued)
    56,645   Corning, Inc.+                                         $    418,607
    67,323   JDS Uniphase Corp.+                                         236,304
   194,738   Lucent Technologies, Inc.+                                  395,318
   108,564   Motorola, Inc.                                            1,023,759
    37,146   QUALCOMM, Inc.+                                           1,327,970
     7,144   Scientific-Atlanta, Inc.                                    170,313
    19,192   Tellabs, Inc.+                                              126,091
--------------------------------------------------------------------------------
                                                                       9,776,502
--------------------------------------------------------------------------------
Computers and Peripherals -- 3.8%
    17,025   Apple Computer, Inc.+                                       325,518
   121,600   Dell Computer Corp.+@                                     3,886,336
   103,739   EMC Corp.+                                                1,086,147
    15,015   Gateway, Inc.+                                               54,805
   143,886   Hewlett-Packard Co.                                       3,064,772
    79,655   International Business Machines Corp.                     6,571,537
     5,916   Lexmark International, Inc.+                                418,675
     4,595   NCR Corp.+                                                  117,724
    15,890   Network Appliance, Inc.+                                    257,577
   151,019   Sun Microsystems, Inc.+                                     694,687
--------------------------------------------------------------------------------
                                                                      16,477,778
--------------------------------------------------------------------------------
Construction and Engineering -- 0.0%
     3,783   Fluor Corp.                                                 127,260
     2,808   McDermott International, Inc.+                               17,775
--------------------------------------------------------------------------------
                                                                         145,035
--------------------------------------------------------------------------------
Construction Materials -- 0.0%
     4,838   Vulcan Materials Co.                                        179,345
--------------------------------------------------------------------------------
Containers and Packaging -- 0.2%
     2,710   Ball Corp.                                                  123,332
     2,458   Bemis, Inc.                                                 115,034
     7,383   Pactiv Corp.+                                               145,519
     3,961   Sealed Air Corp.+                                           188,781
     2,566   Temple-Inland Inc.                                          110,107
--------------------------------------------------------------------------------
                                                                         682,773
--------------------------------------------------------------------------------
Diversified Financials -- 7.9%
    61,999   American Express Co.                                      2,592,178
     4,659   The Bear Stearns Cos. Inc.                                  337,405
    10,482   Capital One Financial Corp.                                 515,505
    63,231   The Charles Schwab Corp.                                    638,001
   242,276   Citigroup Inc.                                           10,369,413
     5,985   Countrywide Credit Industries, Inc.                         416,376
    46,904   Fannie Mae                                                3,163,206
     5,181   Federated Investors, Inc.                                   142,063

                       See Notes to Financial Statements


5   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Diversified Financials -- 7.9% (continued)
    12,089   Franklin Resources, Inc.                               $    472,317
    32,787   Freddie Mac                                               1,664,596
    22,228   The Goldman Sachs Group, Inc.                             1,861,595
    94,082   J.P. Morgan Chase & Co.                                   3,215,723
    10,495   Janus Capital Group Inc.                                    172,118
    11,456   Lehman Brothers Holdings, Inc.                              761,595
    60,225   MBNA Corp.                                                1,255,089
    43,700   Merrill Lynch & Co., Inc.                                 2,039,916
     7,145   Moody's Corp.                                               376,613
    51,107   Morgan Stanley                                            2,184,824
    15,101   Principal Financial Group, Inc.                             487,007
    13,401   Providian Financial Corp.+                                  124,093
    21,696   SLM Corp.                                                   849,832
    15,707   State Street Corp.                                          618,856
     5,729   T. Rowe Price Group Inc.                                    216,270
--------------------------------------------------------------------------------
                                                                      34,474,591
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 3.3%
    14,669   ALLTEL Corp.                                                707,339
    36,289   AT&T Corp.                                                  698,563
    87,794   BellSouth Corp.                                           2,337,954
     6,715   CenturyTel, Inc.                                            234,018
    13,265   Citizens Communications Co.+                                170,986
    80,342   Qwest Communications International Inc.+                    384,035
   156,510   SBC Communications, Inc.                                  3,998,830
    42,033   Sprint Corp. (FON Group)                                    605,275
   129,006   Verizon Communications Inc.                               5,089,287
--------------------------------------------------------------------------------
                                                                      14,226,287
--------------------------------------------------------------------------------
Electric Utilities -- 2.2%
     5,691   Allegheny Energy, Inc.                                       48,089
     7,495   Ameren Corp.                                                330,529
    18,326   American Electric Power, Inc.                               546,665
     7,982   Cinergy Corp.                                               293,658
     6,777   CMS Energy Corp.                                             54,894
    10,035   Consolidated Edison, Inc.                                   434,315
     7,811   Constellation Energy Group                                  267,917
    14,507   Dominion Resources, Inc.                                    932,365
     7,875   DTE Energy Co.                                              304,290
    15,461   Edison International+                                       254,024
    10,491   Entergy Corp.                                               553,715
    15,221   Exelon Corp.                                                910,368
    14,039   FirstEnergy Corp.                                           539,800
     8,582   FPL Group, Inc.                                             573,707
    19,092   PG&E Corp.+                                                 403,796
     4,238   Pinnacle West Capital Corp.                                 158,713

                       See Notes to Financial Statements


6   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Electric Utilities -- 2.2% (continued)
     7,749   PPL Corp.                                              $    333,207
    11,160   Progress Energy, Inc.                                       489,924
    10,478   Public Service Enterprise Group, Inc.                       442,696
    33,649   Southern Co.                                              1,048,503
     8,280   TECO Energy, Inc.                                            99,277
    15,278   TXU Corp.                                                   342,991
    18,750   Xcel Energy, Inc.                                           282,000
--------------------------------------------------------------------------------
                                                                       9,645,443
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
     9,346   American Power Conversion Corp.+                            145,704
     4,348   Cooper Industries, Inc.                                     179,572
    19,856   Emerson Electric Co.                                      1,014,642
     9,054   Molex, Inc.                                                 244,367
     3,635   Power-One, Inc.+                                             25,990
     8,763   Rockwell Automation, Inc.                                   208,910
     2,829   Thomas & Betts Corp.+                                        40,879
--------------------------------------------------------------------------------
                                                                       1,860,064
--------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.4%
    22,100   Agilent Technologies, Inc.+                                 432,055
     9,266   Jabil Circuit, Inc.+                                        204,779
     2,265   Millipore Corp.                                             100,498
     5,905   PerkinElmer, Inc.                                            81,548
    24,200   Sanmina-SCI Corp.+                                          152,702
    38,501   Solectron Corp.+                                            143,994
    10,953   Symbol Technologies, Inc.                                   142,499
     4,171   Tektronix, Inc.+                                             90,094
     7,643   Thermo Electron Corp.+                                      160,656
     6,047   Waters Corp.+                                               176,149
--------------------------------------------------------------------------------
                                                                       1,684,974
--------------------------------------------------------------------------------
Energy Equipment and Services -- 0.8%
    15,887   Baker Hughes, Inc.                                          533,327
     7,479   BJ Services Co.+                                            279,415
    20,607   Halliburton Co.                                             473,961
     6,863   Nabors Industries, Ltd.+                                    271,432
     6,305   Noble Corp.+                                                216,262
     4,453   Rowan Cos., Inc.+                                            99,747
    27,444   Schlumberger Ltd.                                         1,305,511
    14,974   Transocean Sedco Forex Inc.                                 328,979
--------------------------------------------------------------------------------
                                                                       3,508,634
--------------------------------------------------------------------------------
Food and Drug Retailing -- 1.0%
    17,839   Albertson's, Inc.                                           342,509
    18,528   CVS Corp.                                                   519,340
    35,979   Kroger Co.+                                                 600,130

                       See Notes to Financial Statements


7   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Food and Drug Retailing -- 1.0% (continued)
    20,803   Safeway Inc.+                                          $    425,629
     6,268   SUPERVALU INC.                                              133,634
    30,864   Sysco Corp.                                                 927,155
    48,331   Walgreen Co.                                              1,454,763
     6,587   Winn-Dixie Stores Inc.                                       81,086
--------------------------------------------------------------------------------
                                                                       4,484,246
--------------------------------------------------------------------------------
Food Products -- 1.2%
    30,465   Archer-Daniels-Midland Co.                                  392,085
    19,300   Campbell Soup Co.                                           472,850
    25,296   ConAgra, Inc.                                               596,986
    17,365   General Mills, Inc.                                         823,275
    16,583   H.J. Heinz Co.                                              546,907
     6,399   Hershey Foods Corp.                                         445,754
    19,218   Kellogg Co.                                                 660,523
     6,587   McCormick & Co., Inc.                                       179,166
    36,818   Sara Lee Corp.                                              692,547
    10,619   Wm. Wrigley Jr. Co.                                         597,106
--------------------------------------------------------------------------------
                                                                       5,407,199
--------------------------------------------------------------------------------
Gas Utilities -- 0.3%
     7,377   KeySpan Corp.                                               261,515
     5,777   Kinder Morgan, Inc.                                         315,713
     2,087   NICOR, Inc.                                                  77,449
    11,760   NiSource Inc.                                               223,440
     1,641   Peoples Energy Corp.                                         70,382
     9,639   Sempra Energy                                               275,001
--------------------------------------------------------------------------------
                                                                       1,223,500
--------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 1.9%
     9,859   Applera Corp. -- Applied Biosystems Group                   187,617
     2,566   Bausch & Lomb, Inc.                                          96,225
    27,953   Baxter International, Inc.                                  726,778
    12,009   Becton Dickinson & Co.                                      466,550
    12,226   Biomet, Inc.                                                350,397
    19,235   Boston Scientific Corp.+                                  1,175,258
     2,408   C.R. Bard, Inc.                                             171,714
    14,471   Guidant Corp.+                                              642,368
    57,449   Medtronic, Inc.                                           2,755,829
     8,375   St. Jude Medical, Inc.+                                     481,562
     9,305   Stryker Corp.                                               645,488
     9,201   Zimmer Holdings, Inc.+                                      414,505
--------------------------------------------------------------------------------
                                                                       8,114,291
--------------------------------------------------------------------------------
Healthcare Providers and Services -- 1.7%
     7,125   AETNA, Inc.                                                 428,925
     5,163   AmerisourceBergen Corp.                                     358,054

                       See Notes to Financial Statements


8   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Healthcare Providers and Services -- 1.7% (continued)
     6,652   Anthem, Inc.+                                          $    513,202
    21,295   Cardinal Health, Inc.                                     1,369,268
     6,589   CIGNA Corp.                                                 309,288
    24,146   HCA Inc.                                                    773,638
    11,252   Health Management Associates, Inc.                          207,599
     7,690   Humana, Inc.+                                               116,119
    11,486   IMS Health, Inc.                                            206,633
     4,193   Manor Care, Inc.+                                           104,867
    13,772   McKesson HBOC, Inc.                                         492,211
     4,983   Quest Diagnostics Inc.+                                     317,915
     5,576   Quintiles Transnational Corp.+                               79,123
    22,423   Tenet Healthcare Corp.+                                     261,228
    28,690   UnitedHealth Group Inc.                                   1,441,672
     7,025   WellPoint Health Networks, Inc.+                            592,208
--------------------------------------------------------------------------------
                                                                       7,571,950
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.1%
    29,679   Carnival Corp.                                              964,864
     8,060   Darden Restaurants, Inc.                                    152,979
     5,236   Harrah's Entertainment, Inc.+                               210,697
    17,690   Hilton Hotels Corp.                                         226,255
     4,022   International Game Technology+                              411,571
    11,002   Marriott International Inc., Class A Shares                 422,697
    59,766   McDonald's Corp.                                          1,318,438
    18,263   Starbucks Corp.+                                            447,809
     9,382   Starwood Hotels & Resorts Worldwide, Inc.                   268,231
     5,424   Wendy's International, Inc.                                 157,133
    13,945   Yum! Brands, Inc.                                           412,214
--------------------------------------------------------------------------------
                                                                       4,992,888
--------------------------------------------------------------------------------
Household Durables -- 0.5%
     3,120   American Greetings Corp., Class A Shares+                    61,277
     3,707   The Black & Decker Corp.                                    161,069
     2,885   Centex Corp.                                                224,424
     7,065   Fortune Brands, Inc.                                        368,793
     2,270   KB HOME                                                     140,695
     9,204   Leggett & Platt, Inc.                                       188,682
     3,745   Maytag Corp.                                                 91,453
    12,592   Newell Rubbermaid Inc.                                      352,576
     2,904   Pulte Homes, Inc.                                           179,061
     2,771   Snap-on Inc.                                                 80,442
     4,227   The Stanley Works                                           116,665
     2,684   Tupperware Corp.                                             38,542
     3,200   Whirlpool Corp.                                             203,840
--------------------------------------------------------------------------------
                                                                       2,207,519
--------------------------------------------------------------------------------

                       See Notes to Financial Statements


9   Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Household Products -- 2.0%
    10,367   Clorox Co.                                             $    442,153
    25,349   Colgate Palmolive Co.                                     1,468,975
    24,225   Kimberly-Clark Corp.                                      1,263,091
    60,946   The Procter & Gamble Co.                                  5,435,164
--------------------------------------------------------------------------------
                                                                       8,609,383
--------------------------------------------------------------------------------
Industrial Conglomerates -- 4.1%
    18,389   3M Co.                                                    2,371,813
   469,118   General Electric Co.++                                   13,454,304
     6,403   Textron, Inc.                                               249,845
    94,008   Tyco International Ltd.                                   1,784,272
--------------------------------------------------------------------------------
                                                                      17,860,234
--------------------------------------------------------------------------------
Insurance -- 4.5%
    12,365   ACE Ltd.                                                    423,996
    24,350   AFLAC, Inc.                                                 748,762
    33,093   Allstate Corp.                                            1,179,765
     4,992   Ambac Financial Group, Inc.                                 330,720
   122,980   American International Group, Inc.                        6,786,036
    14,657   Aon Corp.                                                   352,941
     8,080   The Chubb Corp.                                             484,800
     7,619   Cincinnati Financial Corp.                                  282,589
    13,180   The Hartford Financial Services Group, Inc.                 663,745
     6,781   Jefferson Pilot Corp.                                       281,140
    13,640   John Hancock Financial Services, Inc.                       419,157
     8,331   Lincoln National Corp.                                      296,834
     8,752   Loews Corp.                                                 413,882
    25,343   Marsh & McLennan Cos., Inc.                               1,294,267
     6,833   MBIA, Inc.                                                  333,109
    35,872   MetLife, Inc.                                             1,015,895
     4,764   MGIC Investment Corp.                                       222,193
    10,269   The Progressive Corp.                                       750,664
    26,747   Prudential Financial, Inc.                                  900,037
     6,493   SAFECO Corp.                                                229,073
    10,643   The St. Paul Cos., Inc.                                     388,576
     5,563   Torchmark Corp.                                             207,222
    47,306   Travelers Property Casualty Corp., Class B Shares           746,016
    13,539   UnumProvident Corp.                                         181,558
     6,386   XL Capital Ltd.                                             530,038
--------------------------------------------------------------------------------
                                                                      19,463,015
--------------------------------------------------------------------------------
Internet and Catalog Retail -- 0.3%
    14,559   eBay Inc.+                                                1,516,757
--------------------------------------------------------------------------------
Internet Software and Services -- 0.2%
    27,895   Yahoo! Inc.+                                                913,840
--------------------------------------------------------------------------------

                       See Notes to Financial Statements


10  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
IT Consulting and Services -- 0.3%
     8,774   Computer Sciences Corp.+                               $    334,465
    22,507   Electronic Data Systems Corp.                               482,775
    13,386   SunGard Data Systems Inc.+                                  346,831
    15,537   Unisys Corp.+                                               190,794
--------------------------------------------------------------------------------
                                                                       1,354,865
--------------------------------------------------------------------------------
Leisure Equipment and Products -- 0.2%
     4,211   Brunswick Corp.                                             105,359
    13,732   Eastman Kodak Co.                                           375,570
     8,225   Hasbro, Inc.                                                143,855
    20,521   Mattel, Inc.                                                388,257
--------------------------------------------------------------------------------
                                                                       1,013,041
--------------------------------------------------------------------------------
Machinery -- 1.1%
    16,200   Caterpillar Inc.                                            901,692
     1,965   Cummins Inc.                                                 70,524
     7,189   Danaher Corp.                                               489,211
    11,261   Deere & Co.                                                 514,628
     9,582   Dover Corp.                                                 287,077
     3,328   Eaton Corp.                                                 261,614
    14,514   Illinois Tool Works, Inc.                                   955,747
     8,015   Ingersoll-Rand Co.                                          379,270
     4,308   ITT Industries, Inc.                                        282,002
     3,150   Navistar International Corp.+                               102,784
     5,475   PACCAR Inc.                                                 369,891
     5,755   Pall Corp.                                                  129,488
     5,567   Parker-Hannifin Corp.                                       233,758
--------------------------------------------------------------------------------
                                                                       4,977,686
--------------------------------------------------------------------------------
Media -- 4.1%
   210,829   AOL Time Warner Inc.+                                     3,392,239
    28,834   Clear Channel Communications, Inc.+                       1,222,273
   108,854   Comcast Corp., Class A Shares+                            3,285,214
     3,899   Dow Jones & Co., Inc.                                       167,774
    12,615   Gannett Co., Inc.                                           968,958
    18,233   The Interpublic Group Cos., Inc.                            243,958
     3,871   Knight Ridder, Inc.                                         266,828
     9,152   McGraw Hill, Inc.                                           567,424
     2,340   Meredith Corp.                                              102,960
     7,093   The New York Times Co., Class A Shares                      322,732
     8,856   Omnicom Group, Inc.                                         634,975
    14,329   Tribune Co.                                                 692,091
    10,741   Univision Communications Inc.+                              326,526
    82,991   Viacom, Inc., Class B Shares+                             3,623,387
    96,268   The Walt Disney Co.                                       1,901,293
--------------------------------------------------------------------------------
                                                                      17,718,632
--------------------------------------------------------------------------------

                       See Notes to Financial Statements


11  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Metals and Mining -- 0.5%
    39,877   Alcoa Inc.                                             $  1,016,863
     4,048   Allegheny Technologies, Inc.                                 26,717
     6,793   Freeport-McMoRan Copper & Gold, Inc.+                       166,428
    18,965   Newmont Mining Corp.                                        615,604
     3,649   Nucor Corp.                                                 178,254
     4,202   Phelps Dodge Corp.+                                         161,105
     4,847   United States Steel Corp.                                    79,345
     4,006   Worthington Industries, Inc.                                 53,680
--------------------------------------------------------------------------------
                                                                       2,297,996
--------------------------------------------------------------------------------
Multi-Utilities -- 0.4%
    25,494   The AES Corp.+                                              161,887
    17,489   Calpine Corp.+                                              115,427
    14,485   CenterPoint Energy, Inc.                                    118,053
    41,972   Duke Energy Corp.                                           837,341
    17,324   Dynegy Inc., Class A Shares                                  72,761
    19,357   Mirant Corp.+                                                56,135
    24,137   The Williams Cos., Inc.                                     190,682
--------------------------------------------------------------------------------
                                                                       1,552,286
--------------------------------------------------------------------------------
Multiline Retail -- 3.8%
     5,406   Big Lots, Inc.+                                              81,306
    21,442   Costco Wholesale Corp.+                                     784,777
     3,993   Dillard's, Inc., Class A Shares                              53,786
    15,815   Dollar General Corp.                                        288,782
     8,146   Family Dollar Stores, Inc.                                  310,770
     9,012   Federated Department Stores, Inc.+                          332,092
    12,545   J.C. Penney Co., Inc.                                       211,383
    15,923   Kohl's Corp.+                                               818,124
    13,637   May Department Stores Co.                                   303,560
     6,387   Nordstrom, Inc.                                             124,674
    14,963   Sears Roebuck & Co.                                         503,355
    42,849   Target Corp.                                              1,621,406
   208,061   Wal-Mart Stores, Inc.                                    11,166,634
--------------------------------------------------------------------------------
                                                                      16,600,649
--------------------------------------------------------------------------------
Office Electronics -- 0.1%
    34,771   Xerox Corp.+                                                368,225
--------------------------------------------------------------------------------
Oil and Gas -- 4.9%
     4,240   Amerada Hess Corp.                                          208,523
    11,719   Anadarko Petroleum Corp.                                    521,144
     7,515   Apache Corp.                                                488,926
     3,243   Ashland Inc.                                                 99,495
     9,498   Burlington Resources Inc.                                   513,557
    50,364   ChevronTexaco Corp.                                       3,636,281
    31,914   ConocoPhillips                                            1,748,887

                       See Notes to Financial Statements


12  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Oil and Gas -- 4.9% (continued)
    10,818   Devon Energy Corp.                                     $    577,681
    28,303   El Paso Energy Corp.                                        228,688
     5,477   EOG Resources, Inc.                                         229,158
   317,165   Exxon Mobil Corp.                                        11,389,395
     4,706   Kerr-McGee Corp.                                            210,829
    14,709   Marathon Oil Corp.                                          387,582
    17,852   Occidental Petroleum Corp.                                  598,935
     3,617   Sunoco, Inc.                                                136,506
    12,221   Unocal Corp.                                                350,620
--------------------------------------------------------------------------------
                                                                      21,326,207
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.4%
     2,713   Boise Cascade Corp.                                          64,841
    11,753   Georgia Pacific Corp.                                       222,719
    22,548   International Paper Co.                                     805,640
     5,010   Louisiana Pacific Corp.+                                     54,308
     9,484   MeadWestvaco Corp.                                          234,255
    10,324   Weyerhaeuser Co.                                            557,496
--------------------------------------------------------------------------------
                                                                       1,939,259
--------------------------------------------------------------------------------
Personal Products -- 0.5%
     2,776   Alberto Culver Co., Class B Shares                          141,854
    11,076   Avon Products, Inc.                                         688,927
    49,213   The Gillette Co.                                          1,567,926
--------------------------------------------------------------------------------
                                                                       2,398,707
--------------------------------------------------------------------------------
Pharmaceuticals -- 9.6%
    73,653   Abbott Laboratories                                       3,223,055
     6,129   Allergan, Inc.                                              472,546
    91,324   Bristol-Myers Squibb & Co.                                2,479,447
    52,947   Eli Lilly & Co.                                           3,651,755
    17,074   Forest Laboratories, Inc., Class A Shares+                  934,801
   140,046   Johnson & Johnson                                         7,240,378
    11,413   King Pharmaceuticals, Inc.+                                 168,456
   105,861   Merck & Co. Inc.                                          6,409,884
   375,747   Pfizer Inc.                                              12,831,760
    69,087   Schering-Plough Corp.                                     1,285,018
     5,052   Watson Pharmaceuticals, Inc.+                               203,949
    62,536   Wyeth                                                     2,848,515
--------------------------------------------------------------------------------
                                                                      41,749,564
--------------------------------------------------------------------------------
Real Estate -- 0.4%
     4,374   Apartment Investment & Management Co., Class A Shares       151,340
    19,398   Equity Office Properties Trust                              523,940
    12,696   Equity Residential Properties Trust                         329,461

                       See Notes to Financial Statements


13  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Real Estate -- 0.4% (continued)
     8,729   Plum Creek Timber Co., Inc.                            $    226,518
     8,718   Simon Property Group, Inc.                                  340,264
--------------------------------------------------------------------------------
                                                                       1,571,523
--------------------------------------------------------------------------------
Road and Rail -- 0.4%
    17,722   Burlington Northern Santa Fe Corp.                          504,014
    10,095   CSX Corp.                                                   303,759
    18,342   Norfolk Southern Corp.                                      352,166
    11,956   Union Pacific Corp.                                         693,687
--------------------------------------------------------------------------------
                                                                       1,853,626
--------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.2%
    16,439   Advanced Micro Devices, Inc.+                               105,374
    18,060   Altera Corp.+                                               296,184
    17,136   Analog Devices, Inc.+                                       596,676
    77,822   Applied Materials, Inc.+                                  1,234,257
    14,575   Applied Micro Circuits Corp.+                                88,179
    12,979   Broadcom Corp., Class A Shares+                             323,307
   312,373   Intel Corp.                                               6,492,360
     8,963   KLA-Tencor Corp.+                                           416,690
    14,740   Linear Technology Corp.                                     474,775
    17,204   LSI Logic Corp.+                                            121,804
    15,202   Maxim Integrated Products, Inc.                             519,756
    28,774   Micron Technology, Inc.+                                    334,642
     8,580   National Semiconductor Corp.+                               169,198
     7,078   Novellus Systems, Inc.+                                     259,203
     7,508   NVIDIA Corp.+                                               172,759
     7,793   PMC-Sierra, Inc.+                                            91,412
     4,424   QLogic Corp.+                                               213,812
     8,603   Teradyne, Inc.+                                             148,918
    81,674   Texas Instruments, Inc.                                   1,437,462
    15,965   Xilinx, Inc.+                                               404,074
--------------------------------------------------------------------------------
                                                                      13,900,842
--------------------------------------------------------------------------------
Software -- 4.6%
    10,932   Adobe Systems, Inc.                                         350,589
     5,449   Autodesk, Inc.                                               88,056
    11,065   BMC Software, Inc.+                                         180,691
     8,076   Citrix Systems, Inc.+                                       164,427
    27,003   Computer Associates International, Inc.                     601,627
    17,658   Compuware Corp.+                                            101,887
     6,721   Electronic Arts Inc.+                                       497,287
     9,652   Intuit Inc.+                                                429,804
     4,023   Mercury Interactive Corp.+                                  155,328
   504,372   Microsoft Corp.+++                                       12,916,967
    17,235   Novell, Inc.+                                                53,084

                       See Notes to Financial Statements


14  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Software -- 4.6% (continued)
   248,473   Oracle Corp.+                                          $  2,986,645
    11,894   Parametric Technology, Inc.+                                 36,277
    14,801   PeopleSoft, Inc.+                                           260,350
    22,831   Siebel Systems, Inc.+                                       217,808
     7,002   Symantec  Corp.+                                            307,108
    19,349   VERITAS Software Corp.+                                     554,736
--------------------------------------------------------------------------------
                                                                      19,902,671
--------------------------------------------------------------------------------
Specialty Retail -- 2.3%
    13,812   AutoNation, Inc.+                                           217,125
     4,608   AutoZone, Inc.+                                             350,070
    13,832   Bed Bath and Beyond, Inc.+                                  536,820
    15,119   Best Buy Co., Inc.+                                         664,026
     9,821   Circuit City Stores, Inc.                                    86,425
    41,642   The Gap, Inc.                                               781,204
   109,618   The Home Depot, Inc.                                      3,630,548
    24,761   Limited Brands                                              383,795
    36,811   Lowe's Cos., Inc.                                         1,581,032
    14,461   Office Depot, Inc.+                                         209,829
     7,904   RadioShack Corp.                                            207,954
     7,077   The Sherwin-Williams Co.                                    190,230
    22,406   Staples, Inc.+                                              411,150
     6,836   Tiffany & Co.                                               223,400
    24,777   The TJX Cos., Inc.                                          466,799
     9,990   Toys "R" Us, Inc.+                                          121,079
--------------------------------------------------------------------------------
                                                                      10,061,486
--------------------------------------------------------------------------------
Textiles and Apparel -- 0.3%
     6,022   Jones Apparel Group, Inc.+                                  176,204
     4,984   Liz Claiborne, Inc.                                         175,686
    12,459   NIKE Inc., Class B Shares                                   666,432
     2,849   Reebok International Ltd.+                                   95,812
     5,074   VF Corp.                                                    172,364
--------------------------------------------------------------------------------
                                                                       1,286,498
--------------------------------------------------------------------------------
Tobacco -- 1.1%
    97,489   Altria Group, Inc.                                        4,429,900
     4,003   R.J. Reynolds Tobacco Holdings, Inc.                        148,952
     7,907   UST, Inc.                                                   276,982
--------------------------------------------------------------------------------
                                                                       4,855,834
--------------------------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
     8,264   Genuine Parts Co.                                           264,531
     4,294   W.W. Grainger, Inc.                                         200,787
--------------------------------------------------------------------------------
                                                                         465,318
--------------------------------------------------------------------------------

                       See Notes to Financial Statements


15  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Wireless Telecommunication Services -- 0.5%
   127,512   AT&T Wireless Services Inc.+                           $  1,046,874
    48,411   Nextel Communications, Inc.+                                875,271
    46,835   Sprint Corp. (PCS Group)+                                   269,301
--------------------------------------------------------------------------------
                                                                       2,191,446
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $531,450,248)                                  424,240,731
================================================================================

   FACE
  AMOUNT                            SECURITY                            VALUE
================================================================================

U.S. TREASURY BILL -- 0.5%
$2,095,000   United States Treasury Bill, 0.875% due 9/11/03++
             (Cost -- $2,091,333)                                      2,091,539
================================================================================
REPURCHASE AGREEMENT -- 2.2%
 9,459,000   State Street Bank and Trust Co., 1.000% due 7/1/03;
               Proceeds at maturity -- $9,459,263; (Fully
               collateralized by Federal National Mortgage
               Association Notes, 5.250% due 4/15/07;
               Market value -- $9,648,800) (Cost -- $9,459,000)        9,459,000
================================================================================

             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $543,000,581*)                                $435,791,270
================================================================================

+     Non-income producing security.
@     Subsequent to the reporting period, the company changed its name to Dell
      Inc.
++ All or a portion of this security is held as collateral or has been segregated for open futures contract commitments (See Note 5).
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements


16  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $543,000,581)                                                       $435,791,270
   Receivable for Fund shares sold                                                                      2,745,792
   Dividends and interest receivable                                                                      520,609
-----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                       439,057,671
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares purchased                                                                    1,662,339
   Bank overdraft                                                                                         808,091
   Investment advisory fee payable                                                                         45,083
   Administration fee payable                                                                              36,300
   Payable to affiliate                                                                                    25,209
   Distribution plan fees payable                                                                          14,465
   Accrued expenses                                                                                       147,545
-----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                    2,739,032
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                     $436,318,639
=================================================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                                                        $     43,907
   Capital paid in excess of par value                                                                558,072,185
   Undistributed net investment income                                                                  2,437,568
   Accumulated net realized loss from investment transactions and futures contracts                   (16,671,471)
   Net unrealized depreciation of investments and futures contracts                                  (107,563,550)
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                     $436,318,639
=================================================================================================================
Shares Outstanding:
   SB Shares                                                                                           40,450,740
   --------------------------------------------------------------------------------------------------------------
   Citi Shares                                                                                          3,456,256
   --------------------------------------------------------------------------------------------------------------
Net Asset Value:
   SB Shares (and redemption price)                                                                         $9.93
   --------------------------------------------------------------------------------------------------------------
   Citi Shares (and redemption price)                                                                       $9.97
   --------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


17  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
   Dividends                                                       $  3,296,028
   Interest                                                              92,442
-------------------------------------------------------------------------------
   Total Investment Income                                            3,388,470
-------------------------------------------------------------------------------
EXPENSES:
   Distribution plan fees (Note 6)                                      344,311
   Investment advisory fee (Note 2)                                     286,479
   Administration fee (Note 2)                                          190,986
   Shareholder servicing fees (Note 6)                                  170,183
   Shareholder communications (Note 6)                                   60,024
   Registration fees                                                     42,738
   Audit and legal                                                       22,862
   Standard & Poor's License fees                                        21,485
   Custody                                                               20,703
   Trustees' fees                                                         8,664
   Other                                                                  5,954
-------------------------------------------------------------------------------
   Total Expenses                                                     1,174,389
   Less: Administration fee waiver (Note 2)                             (75,232)
-------------------------------------------------------------------------------
   Net Expenses                                                       1,099,157
-------------------------------------------------------------------------------
Net Investment Income                                                 2,289,313
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain (Loss) From:
     Investment transactions                                           (862,108)
     Futures contracts                                                3,053,799
-------------------------------------------------------------------------------
   Net Realized Gain                                                  2,191,691
-------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments
   and Futures Contracts:
     Beginning of period                                           (147,254,987)
     End of period                                                 (107,563,550)
-------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                           39,691,437
-------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        41,883,128
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 44,172,441
===============================================================================

                       See Notes to Financial Statements.


18  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                         2003            2002
==================================================================================================
OPERATIONS:
   Net investment income                                             $  2,289,313    $   4,028,753
   Net realized gain (loss)                                             2,191,691      (13,861,597)
   (Increase) decrease in net unrealized depreciation                  39,691,437      (89,875,943)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                   44,172,441      (99,708,787)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
   Net investment income                                                       --       (3,873,052)
--------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                                             --       (3,873,052)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                    77,574,903      146,609,046
   Net asset value of shares issued for reinvestment of dividends              --        3,720,666
   Cost of shares reacquired                                          (41,032,269)    (101,438,509)
--------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                 36,542,634       48,891,203
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                      80,715,075      (54,690,636)

NET ASSETS:
   Beginning of period                                                355,603,564      410,294,200
--------------------------------------------------------------------------------------------------
   End of period*                                                    $436,318,639    $ 355,603,564
==================================================================================================
* Includes undistributed net investment income of:                   $  2,437,568    $     148,255
==================================================================================================

                       See Notes to Financial Statements.


19  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Citi Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; the Fund distributes dividends and capital gain, if any, at least annually; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification


20  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

The Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended June 30, 2003, SBFM waived a portion of its administration fee amounting to $75,232.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $95,324 to CTB.


21  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, there were no brokerage commissions paid to CGM.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $31,693,360
--------------------------------------------------------------------------------
Sales                                                                 3,537,203
================================================================================

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $  26,156,188
Gross unrealized depreciation                                      (133,365,499)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(107,209,311)
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


22  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                 Number of                  Basis        Market       Unrealized
                 Contracts   Expiration     Value         Value          Loss
================================================================================
To Buy:
S&P 500 Index       57          9/03     $14,223,764   $13,869,525    $(354,239)
================================================================================

6. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. For the six months ended June 30, 2003, total Distribution Plan fees incurred for SB Shares, which are accrued daily and paid monthly was $344,311.

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                               SB Shares             Citi Shares
================================================================================
Shareholder Servicing Fees                     $155,861                $14,322
================================================================================


23  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                               SB Shares             Citi Shares
================================================================================
Shareholder Communication Expenses              $49,457                $10,567
================================================================================

7. Distributions Paid to Shareholders by Class

                                      Six Months Ended            Year Ended
                                        June 30, 2003          December 31, 2002
================================================================================
Net Investment Income
SB Shares                                    --                   $3,569,496
Citi Shares                                  --                      303,556
--------------------------------------------------------------------------------
Total                                        --                   $3,873,052
================================================================================

8. Shares of Beneficial Interest

At June 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Fund were as follows:

                                        Six Months Ended                    Year Ended
                                          June 30, 2003                  December 31, 2002
                                   --------------------------       ---------------------------
                                     Shares          Amount           Shares          Amount
===============================================================================================
SB Shares
Shares sold                         7,315,831     $67,409,175       12,557,645     $129,225,716
Shares issued on reinvestment              --              --          384,961        3,418,449
Shares reacquired                  (4,010,362)    (37,790,454)      (8,471,536)     (84,441,424)
-----------------------------------------------------------------------------------------------
Net Increase                        3,305,469     $29,618,721        4,471,070     $ 48,202,741
===============================================================================================
Citi Shares
Shares sold                         1,102,011     $10,165,728        1,622,839     $ 17,383,330
Shares issued on reinvestment              --              --           33,995          302,217
Shares reacquired                    (349,164)     (3,241,815)      (1,563,946)     (16,997,085)
-----------------------------------------------------------------------------------------------
Net Increase                          752,847     $ 6,923,913           92,888     $    688,462
===============================================================================================


24  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SB Shares                         2003(1)(2)     2002(2)     2001(2)    2000(2)(3)     1999(4)      1999(5)     1998(6)
=======================================================================================================================
Net Asset Value,
  Beginning Period                  $8.92        $11.63      $13.38      $15.00        $14.24       $11.98       $10.00
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(7)           0.05          0.10        0.10        0.10          0.01         0.12         0.05
  Net realized and
    unrealized gain (loss)           0.96         (2.71)      (1.75)      (1.51)         0.83         2.27         1.93
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                    1.01         (2.61)      (1.65)      (1.41)         0.84         2.39         1.98
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                --         (0.10)      (0.10)      (0.08)        (0.08)       (0.06)          --
  Net realized gains                   --            --          --       (0.13)           --        (0.07)          --
  Capital                              --            --          --       (0.00)*          --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                    --         (0.10)      (0.10)      (0.21)        (0.08)       (0.13)          --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $9.93         $8.92      $11.63      $13.38        $15.00       $14.24       $11.98
-----------------------------------------------------------------------------------------------------------------------
Total Return(8)                     11.32%++     (22.47%)    (12.37)%     (9.39)%        5.88%++     19.96%       19.80%++
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)                 $ 402          $332        $380        $357          $252         $224          $55
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(7)(9)                     0.59%+        0.59%       0.59%       0.59%         0.60%+       0.59%        0.59%+
  Net investment income              1.18+         1.03        0.81        0.68          0.67+        0.83         1.05+
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 1%            2%          7%          4%            0%           6%           4%
=======================================================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On September 5, 2000, Class A shares were renamed SB Shares.
(4) For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(5)   For the year ended November 30, 1999.
(6)   For the period January 5, 1998 (inception date) to November 30, 1998.
(7) The administrator has agreed to waive all or a portion of its fees for the six months ended June 30, 2003, the years ended December 31, 2002, 2001 and 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and/or expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                     Per Share Decreases to            Expense Ratios Without
                      Net Investment Income          Waiver and/or Reimbursement
                     ----------------------          ---------------------------
      2003                   $0.00*                             0.62%+
      2002                    0.00*                             0.62
      2001                    0.00*                             0.60
      2000                    0.00*                             0.59
      1999(4)                 0.00*                             0.77+
      1999(5)                 0.01                              0.68
      1998(6)                 0.04                              1.42+

(8) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(9) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


25  Smith Barney S&P 500 Index Fund  |  2003 Semi-Annual Report to Shareholders

SMITH BARNEY
S&P 500 Index FUND

TRUSTEES

Herbert Barg
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083

Smith Barney Investment Trust

Smith Barney S&P 500
Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02355 8/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906 CERT    Certifications pursuant to Section 906
                                         of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Trust

Date:    August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Trust

Date:    August 29, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Smith Barney Investment Trust

Date:    August 29, 2003